Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–151.19%(a)
New York–149.18%
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB (Acquired 10/28/2021; Cost $635,790)(b)(c)	4.00%	07/01/2051	$605	$319,138
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	150	139,742
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	871,071
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,022,750
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(d)	0.00%	07/15/2034	5,000	3,390,745
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,000	2,001,447
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	375	374,990
Series 2017 A, RB	5.00%	08/01/2047	1,000	937,473
Build NYC Resource Corp.;
Series 2025, RB(e)	5.63%	07/01/2045	90	88,252
Series 2025, RB(f)	5.50%	07/01/2050	250	254,245
Series 2025, RB(f)	5.50%	07/01/2055	250	252,620
Series 2025, RB(e)	6.00%	07/01/2060	100	99,944
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2044	100	92,934
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	555	479,058
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB(e)	5.75%	06/01/2052	50	48,673
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2056	100	91,160
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2062	1,000	978,628
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(e)(f)	5.00%	01/01/2035	500	500,130
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	150	133,632
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	50	51,317
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	2,675,803
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(e)	6.50%	07/01/2057	1,000	965,591
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	500	476,801
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	420	429,975
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	1,000	994,427
Long Island (City of), NY Power Authority (Green Bonds); Series 2023 E, RB	5.00%	09/01/2053	500	506,000
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	150	149,917
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	3,000	3,025,743
Series 2017 C-2, Ref. RB(d)	0.00%	11/15/2040	5,000	2,349,989
Series 2024, Ref. RB	5.00%	11/15/2050	4,000	4,087,616
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2044	320	288,456
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	850	702,660
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	35	36,023
Series 2024, Ref. RB	5.25%	06/01/2054	100	101,851
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	3,110	3,061,859
Series 2016 A, RB	5.00%	11/15/2056	7,000	6,822,855
Nassau (County of), NY; Series 2024 A, GO Bonds	4.00%	04/01/2054	250	214,200
Nassau (County of), NY Industrial Development Agency(d)	0.00%	01/01/2058	1,219	12
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	750	750,088
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,124,467
New York & New Jersey (States of) Port Authority;
One Hundred Ninety Third Series 2015, Ref. RB(f)	5.00%	10/15/2034	250	250,476
Series 2024, Ref. RB	5.00%	07/15/2054	500	510,544
Two Hundred Forty Six Series 2024, Ref. RB(f)	5.00%	09/01/2043	250	253,241
Two Hundred Thirty-First Series 2022, Ref. RB(f)	5.50%	08/01/2047	8,000	8,282,142
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	$5,100	$4,397,362
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	500	430,684
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2043	1,700	1,773,580
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	250	259,552
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGI)(h)	3.00%	03/01/2049	300	211,341
New York (City of), NY Municipal Water Finance Authority;
Series 2020 AA-2, RB	4.00%	06/15/2043	2,500	2,291,510
Series 2021 CC-1, RB	4.00%	06/15/2051	6,000	5,121,985
Series 2022 CC-1, RB	4.00%	06/15/2052	3,000	2,541,883
Series 2024 AA, RB	4.00%	06/15/2054	250	210,640
Series 2025 BB, RB	5.25%	06/15/2055	500	520,436
Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	750	785,859
Subseries 2024 CC-1, RB	5.25%	06/15/2054	1,200	1,246,133
New York (City of), NY Transitional Finance Authority;
Series 2018 C-3, RB	4.00%	05/01/2045	2,565	2,283,116
Series 2019, RB	4.00%	11/01/2042	8,000	7,404,159
Series 2020, RB	4.00%	05/01/2046	2,000	1,776,640
Series 2021 B-1, RB	4.00%	08/01/2042	1,000	921,986
Series 2023 A, RB	4.00%	05/01/2045	2,000	1,792,209
Series 2024, RB	4.13%	05/01/2052	1,000	881,068
Series 2025 E, RB	4.13%	11/01/2053	1,000	877,937
Series 2025 H, RB	4.50%	11/01/2052	1,000	942,343
Subseries 2016 F-3, RB	3.25%	02/01/2041	1,535	1,265,678
New York (State of) Dormitory Authority;
Series 2011, RB	5.00%	10/01/2025	20	20,027
Series 2015 A, Ref. RB(g)	5.00%	07/01/2048	10,000	10,005,983
Series 2015, Ref. RB	5.00%	07/01/2043	535	523,191
Series 2020 A, Ref. RB	4.00%	03/15/2048	2,000	1,744,200
Series 2020 D, Ref. RB	4.00%	02/15/2047	300	262,587
Series 2022, RB(g)	4.00%	03/15/2049	6,500	5,597,411
Series 2024 A, GO Bonds	5.00%	03/15/2055	500	508,383
Series 2024 A, RB	5.50%	05/01/2049	50	50,931
Series 2024 A, RB	5.50%	05/01/2056	150	151,641
Series 2024 A, Ref. RB	4.00%	03/15/2054	2,105	1,799,247
Series 2024 B, Ref. RB	4.00%	03/15/2054	500	428,100
Series 2025 B, Ref. RB	5.00%	03/15/2052	1,500	1,527,952
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	100	96,920
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(h)	5.50%	05/15/2031	445	507,245
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(h)	5.25%	07/01/2028	2,065	2,107,482
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	2,692,025
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2024, RB	5.50%	11/01/2044	200	208,033
New York (State of) Dormitory Authority (New School (The)); Series 2022 A, Ref. RB	4.00%	07/01/2047	235	198,794
New York (State of) Dormitory Authority (New York University);
Series 2001-1, RB (INS - BHAC)(h)	5.50%	07/01/2031	1,115	1,208,682
Series 2025 A, Ref. RB	5.25%	07/01/2055	500	516,837
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	1,600	1,622,439
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	1,985	1,761,932
Series 2019 A, RB	5.00%	07/01/2049	1,410	1,406,713
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	150	150,260
Series 2024, RB (INS - AGI)(h)	5.50%	10/01/2054	1,395	1,457,814
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	1,000	963,942
New York (State of) Housing Finance Agency (Green Bonds); Series 2024 A-1, RB	5.00%	06/15/2054	300	300,116
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	$75	$74,230
Series 2023 252, RB	4.55%	10/01/2048	125	117,210
Series 2023 252, RB	4.65%	10/01/2053	150	139,008
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	2,000	1,671,211
Series 2024 A, RB	4.00%	11/15/2054	250	212,295
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(h)	5.13%	11/15/2063	1,000	1,013,776
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	2,000	1,724,106
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	1,620	1,591,523
Series 2024 C-1, RB	4.50%	08/01/2054	500	467,155
Series 2025 A-1, RB	4.80%	11/01/2055	750	730,836
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	1,965	1,965,902
Series 2016 B, RB(d)	0.00%	11/15/2044	1,730	608,953
Series 2016, RB(d)	0.00%	11/15/2056	4,000	682,166
New York Counties Tobacco Trust IV; Series 2010 A, RB(e)	6.25%	06/01/2041	855	820,007
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	7,000	3,051,971
Series 2005 S-2, RB(d)	0.00%	06/01/2050	14,850	2,199,165
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	2,000	1,945,323
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	1,000	1,130,075
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	500	365,854
Series 2021 A, Ref. RB	2.88%	11/15/2046	3,325	2,281,625
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 E, RB	5.00%	06/15/2042	575	580,906
New York State Urban Development Corp.; Series 2020 C, Ref. RB	5.00%	03/15/2050	1,410	1,421,824
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2044	615	554,272
Series 2021, Ref. RB	4.00%	03/15/2046	1,320	1,166,574
Series 2021, Ref. RB(g)	4.00%	03/15/2046	9,000	7,953,912
New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2046	2,500	2,216,287
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	1,015	1,014,991
Series 2016, Ref. RB(f)	5.00%	08/01/2031	800	797,012
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2034	805	809,897
Series 2018, RB(f)	5.00%	01/01/2036	1,000	999,953
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(f)	5.38%	06/30/2060	1,500	1,493,259
Series 2024, RB(f)	5.50%	06/30/2060	700	701,168
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(f)	5.00%	07/01/2041	2,500	2,500,036
Series 2016 A, RB(f)	5.00%	07/01/2046	1,000	973,282
Series 2016 A, RB(f)(g)(i)	5.00%	07/01/2046	7,000	6,812,973
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGI)(f)(h)(j)	5.00%	12/31/2054	500	307,315
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGI)(f)(h)	5.25%	12/31/2054	750	752,647
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	414,920
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(f)	5.00%	04/01/2028	750	750,214
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	1,725	1,638,195
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGI)(h)	4.00%	12/01/2049	2,000	1,735,802
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	$150	$119,163
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	150	158,050
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,935	2,580,985
Onondaga Civic Development Corp.;
Series 2025, RB	4.50%	12/01/2050	710	664,940
Series 2025, RB	5.50%	12/01/2056	245	260,022
Rockland (County of), NY Solid Waste Management Authority (Animal Shelter); Series 2024 A, RB	6.25%	12/15/2054	35	39,010
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,393,223
Series 2005 A, RB(d)(e)	0.00%	08/15/2045	7,890	2,348,102
Series 2005 C, RB(d)(e)	0.00%	08/15/2060	96,000	6,859,478
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,085,424
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	500	511,843
Series 2024, RB	6.00%	12/01/2053	500	511,263
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	845	763,041
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	220,000
Series 2013 A, RB(b)	5.00%	07/01/2032	750	165,000
Series 2013 A, RB(b)	5.00%	07/01/2038	2,000	440,000
Triborough Bridge & Tunnel Authority; Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	1,000	835,826
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	350	367,018
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,120	2,126,229
Series 2022, RB(g)	5.25%	05/15/2062	8,000	8,146,155
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.25%	12/01/2054	500	517,990
Triborough Bridge & Tunnel Authority( MTA Brdiges & Tunnels); Series 2023 A, RB(g)	4.25%	05/15/2058	10,000	8,766,967
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	1,826,385
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	1,030	1,067,973
Westchester County Industrial Development Agency; Series 2025, RB(e)	6.20%	12/01/2042	200	191,505
Westchester County Local Development Corp. (Betheal Methodist); Series 2020 A, Ref. RB	5.00%	07/01/2040	150	129,126
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	420	377,439
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2046	350	319,220
Series 2021, Ref. RB(e)	4.50%	07/01/2056	600	472,217
Series 2021, Ref. RB(e)	5.00%	07/01/2056	200	173,893
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2023, RB (INS - AGI)(h)	5.75%	11/01/2048	150	160,931
Series 2023, RB (INS - AGI)(h)	5.75%	11/01/2053	1,250	1,331,318
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,500	2,109,875
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	275	237,098
				231,608,212
Puerto Rico–2.01%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	495	499,775
Series 2002, RB	5.63%	05/15/2043	145	146,669
Series 2005 A, RB(d)	0.00%	05/15/2050	3,000	546,761
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB(d)	0.00%	07/01/2046	6,000	1,926,206
				3,119,411
TOTAL INVESTMENTS IN SECURITIES(k)–151.19% (Cost $247,189,269)				234,727,623
FLOATING RATE NOTE OBLIGATIONS–(22.61)%
Notes with interest and fee rates ranging from 2.52% to 2.53% at 05/31/2025 and contractual maturities of collateral ranging from 05/01/2043 to 05/15/2062(l)				(35,095,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.85)%				(46,340,191)
OTHER ASSETS LESS LIABILITIES–1.27%				1,958,144
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$155,250,576
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $1,144,138, which represented less than 1% of the Trust’s Net Assets.

(c)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Trust’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $16,676,846, which represented 10.74% of the Trust’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,660,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the
Trust’s investments with a value of $49,056,981 are held by TOB Trusts and serve as collateral for the $35,095,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Trust for Investment Grade New York Municipals